SHAREHOLDERS' EQUITY - Dividends (Details) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2018 payment ₽ / shares	Dec. 31, 2017 RUB (₽) payment ₽ / shares	Dec. 31, 2016 RUB (₽) payment ₽ / shares	Dec. 31, 2015 RUB (₽) ₽ / shares
Dividends
Minimum cumulative dividend payout for ordinary share	₽ 20.0	₽ 20.0	₽ 20.0
Number of semi-annual payments | payment	2	2	2
Net income available for distribution as calculated under Russian statutory accounting regulations | ₽		₽ 125,091.0	₽ 50,659.0	₽ 6,590.0
Declared cash dividends
Dividends declared (including dividends on treasury shares of 1,337, 1,950 and 1,922 respectively) | ₽		51,958.0	51,958.0	52,011.0
Dividends declared on treasury shares | ₽		₽ 1,337.0	₽ 1,950.0	₽ 1,922.0
Dividends, RUB per ADS		₽ 52.00	₽ 52.00	₽ 50.34
Dividends, RUB per share		₽ 26.00	₽ 26.00	₽ 25.17
Dividends payable | ₽		₽ 125.4	₽ 87.0
Minimum
Dividends
Target annual payout per ordinary share	₽ 25.0	₽ 25.0	₽ 25.0
Maximum
Dividends
Target annual payout per ordinary share	₽ 26.0	₽ 26.0	₽ 26.0